Pre-IPO preferred shares	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Pre-IPO Preferred Shares
2 1 .	Pre-IPO preferred shares
In conjunction with the Group’s Reorganization, in March 2018, the Group issued 100,184,191 preferred shares. On May 18, 2018, all of holders of convertible loans exercised the conversion rights and converted these loans to 25,650,679 preferred shares. On the same date, the Group issued another 38,829,699 preferred shares for an aggregate purchase price of RMB407,444 (US$64,000). (All the preferred shares are collectively referred to as the
“Pre-
IPO Preferred Shares”)
Each of the Pre-IPO Preferred Shares is convertible, at the option of the holder, into the Company’s ordinary shares at an initial conversion ratio of 1:1 at any time after the date of issuance of such Pre-IPO Preferred Shares, subject to adjustments in certain events. The holders of Pre-IPO Preferred Shares are entitled to receive non-cumulative dividends prior and in preference to any declaration or payment of any dividend on ordinary shares carried at the rate of 8% of original issuance price per annum as and when declared by the board of directors. In the event of any liquidation, dissolution or winding up of the Group, either voluntarily or involuntarily, the holders of Preferred Shares have preference over holders of ordinary shares with respect to payment of dividends and distribution of assets. The Pre-IPO Preferred Shares is redeemable upon the occurrence of certain events that is outside of the Group’s control.
The Group determined that the embedded conversion features and the redemption features do not require bifurcation as they either are clearly and closely related to the Preferred Shares or do not meet the definition of a derivative. The Group has determined that there was no embedded beneficial conversion feature attributable to the preferred shares.
The preferred shares were recorded under the allocated issuance price for series of preferred shares issued in connection with the Reorganization. The preferred shares issued after Reorganization were recorded initially at fair value, net of issuance costs.
The Group accretes changes in the redemption value over the period from the date of original issuance of the
Pre-IPO
Preferred Shares to their respective earliest redemption date using effective interest method. The accretion were recorded against additional paid-in
capital and when additional
paid-in
capital has been exhausted charged into accumulated deficit in the absence of retained earnings. The accretion of
Pre-IPO
Preferred Shares was RMB65,355 for the year ended December 31, 2018.

Ordinary Shares
In accordance with the written resolutions passed by the Board of Directors of the Company and its shareholders in July 2018, immediately prior to the completion of the IPO, the Company completed the redesignation on a one-for-one
basis of: (i) 19,676,695 shares of
Pre-IPO
Class A Ordinary Shares, into Class A Ordinary Shares; and 51,782,495 shares of
Pre-IPO
Class A Ordinary Shares into Class B Ordinary Shares;
(ii) Pre-IPO
Preferred Shares were converted into 164,664,569 shares of Class A Ordinary Shares.
In October 2018, the Company completed its IPO on the NASDAQ Global Select Market. In the offering, 3,725,000 American depositary shares (“ADSs”), representing 26,075,000 Class A Ordinary Shares, were issued and sold to the public at a price of US$11.88 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$40.7 million (RMB280.1 million).
In November 2018, the Company completed its followed offering 483,070 ADS, representing 3,381,490 Class A Ordinary Shares, were issued and sold to the public at a price of US$11.88 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$5.3 million (RMB36.4million).
Immediately prior to the completion of the IPO, the Company adopted a dual-class share structure, consisting of Class A Ordinary Shares and Class B Ordinary Shares, par value US$0.000125 per share. All of the issued and outstanding
Pre-IPO
Class A Ordinary Shares were automatically
re-designated
into Class A Ordinary Shares on a
one-for-one
basis, and all of the issued and outstanding
Pre-IPO
Preferred Shares were automatically converted and redesignated into Class A Ordinary Shares on a one-for-one
basis. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except that the holders of Class A Ordinary Shares are entitled to one vote per share in respect of matters requiring the votes of shareholders, while holders of Class B Ordinary Shares are entitled to fifteen votes per share. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. The Group concluded that the adoption of dual-class share structure did not have a material impact on its consolidated financial statements.